Marketing Expenses (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022		Sep. 30, 2021	Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Schedule Of Marketing Expenses [Line Items]
Marketing expenses	$ 467	$ 908		$ 267	$ 285		$ 1,959		$ 605		$ 2,426	$ 872	$ 1,628		$ 506	$ 0
Marketing expense
Schedule Of Marketing Expenses [Line Items]
Salaries, wages and related expenses		235	[1]		120	[1]	445	[1]	243	[1]			494	[1]	255	0
Share-based payment		71	[1]		27	[1]	528	[1]	76	[1]			570	[1]	139	0
PR, advertisement and professional services		523			127		817		269				507		91	0
Maintenance, office and software fees		14			3		41		7				22		13	0
Depreciation and amortization		23			7		54		5				17		3	0
D&O insurance		18			0		43		0				0
Others		$ 24			$ 1		$ 31		$ 5				$ 18		$ 5	$ 0

[1]	Including expenses in respect of related parties - see Note 14.